SUPPLEMENT DATED FEBRUARY 14, 2002

JNL® VARIABLE FUND LLC

The following changes will be effective May 1, 2002:

JNL/First Trust Target Small-Cap Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. Under normal circumstances, the Target Small-Cap Series seeks to achieve its objective by investing at least 80% of its total assets in a portfolio of common stocks of 40 small capitalization (small cap) companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) or The Nasdaq Stock Market (Nasdaq). These companies will be selected annually, beginning January 1, 2000, and on each one year anniversary thereof (Stock Selection Date), on or about the last business day before each Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only on each Stock Selection Date and when cash flow activity occurs in the Series.

JNL/First Trust Technology Sector Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. Under normal circumstances, the Technology Sector Series will invest at least 80% of its total assets in a portfolio of common stocks issued by technology companies.

JNL/First Trust Pharmaceutical/Healthcare Sector Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. Under normal circumstances, the Pharmaceutical/Healthcare Sector Series will invest at least 80% of its total assets in a portfolio of common stocks issued by pharmaceutical and/or healthcare companies.

JNL/First Trust Financial Sector Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. Under normal circumstances, the Financial Sector Series will invest at least 80% of its total assets in a portfolio of common stocks of companies which may include money center banks, major regional banks, financial and investment service providers and insurance companies.

JNL/First Trust Energy Sector Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. Under normal circumstances, the Energy Sector Series will invest at least 80% of its total assets in a portfolio of common stocks of energy industry companies. The Energy Sector Series' portfolio may include companies from across various areas of the energy industry, including integrated oil, oil field services and equipment, oil and gas production, natural gas, independent power producers and utilities.

JNL/First Trust Leading Brands Sector Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. Under normal circumstances, the Leading Brands Sector Series will invest at least 80% of its total assets in a portfolio of common stocks of companies considered by the sub-adviser to be leaders in the consumer goods industry.

JNL/First Trust Communications Sector Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. Under normal circumstances, the Communications Sector Series will invest at least 80% of its total assets in a portfolio of common stocks of companies in the communications industry. These companies may include domestic and international companies involved in cable television, computer networking, communications equipment, communications services and wireless communications.